Operating Expenses - Schedule of General and Administrative Expenses (Details) - USD ($)		3 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses		$ 7,485,048	$ 6,687,675
Personnel expenses [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses	[1]	4,983,965	4,894,981
Consulting and legal expenses [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses		1,383,876	904,852
Transportation expense [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses		47,245	48,947
Office expenses [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses		234,152	184,518
Depreciation and amortization expense [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses		160,463	97,985
Travelling expenses [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses		106,965	50,282
Other [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses		$ 568,382	$ 506,110

[1]	The amount includes US$2,221,922 (2025: US$3,142,089) relating to compensation expenses for various shares granted to employees and non-employees.